Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Myx [Member]
Business Acquisition [Line Items]
Summary of Business Acquisitions
The Company acquired 100% of the equity of Myx pursuant to the Business Combination Agreement. The following summarizes the consideration transferred on the Closing Date for the Myx acquisition (in thousands):

Purchase Price
Cash consideration (1)	$37,700
Share consideration (2)	162,558
Fair value of Myx instrument held by Old Beachbody (3)	18,402
Promissory note held by Old Beachbody (4)	4,216

Total consideration	$222,876

(1)
Cash consideration includes, among other things, the payoff of certain of Myx’s existing debt obligations, payments of certain of Myx’s transaction expenses, and cash payments as consideration for certain Myx equity units.

(2)	Share consideration was calculated based on 270,930 shares of Class A Common Stock issued multiplied by the share closing price on the Closing Date of $600.00.
(3)	Fair value of Myx instrument held by Old Beachbody was effectively settled on the Closing Date, see Note 1, Description of Business and Summary of Significant Accounting Policies.
(4)	In April and June 2021, Old Beachbody entered into promissory note agreements with Myx. Such promissory notes were effectively settled on the Closing Date.

Summary of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the fair value of assets acquired and liabilities assumed (in thousands):

(in thousands)
Allocation
Goodwill	$158,798
Intangible assets:
Trade name/Trademark	43,700
Developed technology	14,000
Customer relationships	20,400

78,100
Cash acquired	420
Inventory, net	10,639
Other assets	3,354
Content assets	3,400
Deferred revenue	(2,168)
Other liabilities	(14,487)
Deferred tax liabilities	(15,180)

$222,876

Summary of Business Acquisition Pro Forma Information

(in thousands)	Year Ended December 31,
	2021	2020
Pro forma combined:
Revenue	$904,861	$893,253
Net loss	(164,765)	(52,823)

Ladder [Member]
Business Acquisition [Line Items]
Summary of Recognized Identified Assets Acquired and Liabilities Assumed	The following table summarizes the components of consideration and the fair value estimates of assets acquired and liabilities assumed (in thousands):

Purchase Price
Common units issued in connection with acquisition (1)	$27,889

Allocation
Goodwill	$11,606
Intangible assets:
Trade name	7,500
Customer-related	300
Formulae	1,950
Talent and representation contracts	10,300

20,050
Cash acquired	1,247
Other assets acquired	1,132
Liabilities acquired	(1,834)
Deferred tax liabilities	(4,312)

$27,889

(1)	The fair value of common units issued in connection with the acquisition was calculated based on 1,449,537 common units of Old Beachbody multiplied by the estimated fair value per unit of $19.24.

Summary of Business Acquisition Pro Forma Information

(in thousands)	Year Ended December 31, 2020
Pro forma combined:
Revenue	$865,757
Net income (loss)	(29,272)